SHORT-TERM BANK CREDIT (Schedule of Currency, Linkage Terms, and Interest Rates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Short-term bank credit	$ 5,358	$ 5,357
Weighted average interest rates at the end of the year	3.00%	4.75%
In Or Linked To NIS [Member]
Line of Credit Facility [Line Items]
Interest rate	3.00%	4.69%
Short-term bank credit	5,358	5,264
In Or Linked To Euro [Member]
Line of Credit Facility [Line Items]
Interest rate	0.00%	8.36%
Short-term bank credit		$ 93